Other disclosures (Tables)	6 Months Ended
Jun. 30, 2019
Other disclosures
Schedule of overview of subsidiaries

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BVBA	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Japan KK	0104-01-145183	Japan	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers